INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Natural gas inventory	$ 74	$ 58
Raw materials and other	509	396
Total	$ 583	$ 454